Related Party Tranactions - Narrative (Details)			1 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended
	May 08, 2019 vessel	Jan. 01, 2018 Subsidiaries	May 08, 2019 USD ($)	Sep. 30, 2018	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	May 08, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)
Business Acquisition [Line Items]
Loss on deconsolidation of Teekay Offshore (note 4)					$ 0	$ 0		$ 0	$ 7,070,000
Teekay Offshore [Member]
Business Acquisition [Line Items]
Due from Related Parties										$ 83,100,000
Due to Related Parties										$ 59,300,000
Revenue from Related Parties			$ 2,300,000			4,500,000	$ 7,600,000		11,100,000
Teekay Offshore [Member] | Brookfield Business Partners L.P. [Member]
Business Acquisition [Line Items]
Percentage of ownership acquired		100.00%
Number of Subsidiaries | Subsidiaries		7
Revolving Credit Facilities
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity					886,779,169			886,779,169
Revolving Credit Facilities | Teekay Offshore [Member]
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity											$ 125,000,000
Revolving Credit Facilities | Teekay Offshore [Member] | Brookfield Business Partners L.P. [Member]
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity											100,000,000
Parent Company [Member] | Revolving Credit Facilities | Teekay Offshore [Member]
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity											$ 25,000,000
Technical Services [Member] | Teekay Offshore [Member]
Business Acquisition [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			3,300,000			6,800,000			13,300,000
Time-Charter Hire Expense [Member] | Teekay Lng Marubeni Joint Venture [Member]
Business Acquisition [Line Items]
Additional Time Period For Fixed Rate Time Charters Contract				2 years
Related Party Transaction, Expenses from Transactions with Related Party					3,100,000			8,700,000
Time-Charter Hire Expense [Member] | Teekay Offshore [Member]
Business Acquisition [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			$ 6,100,000			14,000,000	$ 20,800,000		28,000,000
Shuttle Tankers | Teekay Offshore [Member]
Business Acquisition [Line Items]
Number Of Vessels | vessel	2
FSO | Teekay Offshore [Member]
Business Acquisition [Line Items]
Number Of Vessels | vessel	3
LNG Carriers [Member] | Equity Method Investee [Member]
Business Acquisition [Line Items]
Revenue from Related Parties					$ 16,800,000	$ 13,100,000		$ 32,600,000	$ 25,700,000
Teekay Lng Marubeni Joint Venture [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage					52.00%			52.00%